COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Inventories at the beginning of the year	$ 223	$ 205	$ 173
Plus: Charges of the year
Purchases of inventories, energy and gas	410	450	411
Salaries and social security charges	87	90	85
Employees benefits	13	19	17
Defined benefit plans	3	8	8
Works contracts, fees and compensation for services	149	128	111
Property, plant and equipment depreciation	384	328	254
Intangible assets amortization	4	4	5
Right-of-use assets amortization	17	2	1
Energy transportation	14	12	9
Transportation and freights	45	21	20
Consumption of materials	29	28	27
Penalties	2	1	2
Maintenance	62	61	47
Canons and royalties	112	97	92
Environmental control	5	6	4
Rental and insurance	23	27	31
Surveillance and security	8	6	5
Taxes, rates and contributions	5	6	7
Other	5	3	3
Total charges of the year	1,377	1,297	1,139
Less: Inventories at the end of the year	(231)	(223)	(205)
Total cost of sales	$ 1,369	$ 1,279	$ 1,107